Subsequent Events (Details)		6 Months Ended
	Jun. 08, 2020	Jun. 30, 2020	Feb. 19, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Conversion ratio	0
First Lien Term Loan | Term Loan
Subsequent Event [Line Items]
Basis spread on variable rate		3.75%
Effective interest rate		4.60%		7.50%
First Lien Term Loan | Interest rate swap contracts | Term Loan
Subsequent Event [Line Items]
Effective interest rate			6.301%